DESCRIPTION OF THE PLAN AND ACCOUNTING POLICIES (Details) - EBP Plan - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Dec. 31, 2024	Jun. 30, 2023	Dec. 31, 2025	May 31, 2024
EBP, Description of Plan [Line Items]
Purchase percentage of closing price					90.00%
Offering period					6 months
Shares purchased through the plan		77,523	0	58,440	157,517
Average share price of shares purchased through the plan (in dollars per share)					$ 19.47
Shares authorized (in shares)						877,206
Shares reserved for future issuance (in shares)					719,689
Amount of shares purchased		$ 1,383,786
Subsequent Event
EBP, Description of Plan [Line Items]
Shares purchased through the plan	69,563
Average share price of shares purchased through the plan (in dollars per share)	$ 22.02
Amount of shares purchased	$ 1,531,777